Hyundai Auto Receivables Trust 2012-A
Monthly Servicing Report

Collection Period	January 2014
Distribution Date	02/18/14
Transaction Month	23
30/360 Days	30
Actual/360 Days	34

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		February 11, 2012
Closing Date:		March 7, 2012

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,397,373,464.10	83,457	4.60%	53.44
Original Adj. Pool Balance:		$1,364,698,133.80

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$331,000,000.00	23.687%	0.29984%		March 15, 2013
Class A-2 Notes	Fixed	$313,000,000.00	22.399%	0.55000%		June 16, 2014
Class A-3 Notes	Fixed	$450,000,000.00	32.203%	0.72000%		March 15, 2016
Class A-4 Notes	Fixed	$166,980,000.00	11.950%	0.95000%		December 15, 2016
Class B Notes	Fixed	$25,250,000.00	1.807%	1.51000%		February 15, 2017
Class C Notes	Fixed	$38,890,000.00	2.783%	2.10000%		June 15, 2017
Class D Notes	Fixed	$29,340,000.00	2.100%	2.61000%		May 15, 2018
Total Securities		$1,354,460,000.00	96.929%

Overcollateralization		$10,238,133.80	0.733%
YSOA		$32,675,330.30	2.338%
Total Original Pool Balance		$1,397,373,464.10	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$221,511,448.51	0.4922477	$193,197,762.45	0.4293284	$28,313,686.06
Class A-4 Notes	$166,980,000.00	1.0000000	$166,980,000.00	1.0000000	$-
Class B Notes	$25,250,000.00	1.0000000	$25,250,000.00	1.0000000	$-
Class C Notes	$38,890,000.00	1.0000000	$38,890,000.00	1.0000000	$-
Class D Notes	$29,340,000.00	1.0000000	$29,340,000.00	1.0000000	$-
Total Securities	$481,971,448.51	0.3558403	$453,657,762.45	0.3349363	$28,313,686.06

Weighted Avg. Coupon (WAC)	4.70%		4.72%
Weighted Avg. Remaining Maturity (WARM)	35.02		34.25
Pool Receivables Balance	$518,588,369.39		$489,632,102.05
Remaining Number of Receivables	50,444		49,209

Adjusted Pool Balance	$509,265,411.19		$480,951,725.13

III. COLLECTIONS

Principal:
Principal Collections	$27,998,837.26
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$585,243.13
Total Principal Collections	$28,584,080.39

Interest:
Interest Collections	$2,103,115.26
Late Fees & Other Charges	$66,055.18
Interest on Repurchase Principal	$-
Total Interest Collections	$2,169,170.44

Collection Account Interest	$274.17
Reserve Account Interest	$73.25
Servicer Advances	$-

Total Collections	$30,753,598.25

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Hyundai Auto Receivables Trust 2012-A
Monthly Servicing Report

Collection Period	January 2014
Distribution Date	02/18/14
Transaction Month	23
30/360 Days	30
Actual/360 Days	34

 IV. DISTRIBUTIONS

Total Collections	$30,753,598.25
Reserve Account Release	$-
Total Available for Distribution	$30,753,598.25

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$432,156.97		$432,156.97	$432,156.97
Collection Account Interest					$274.17
Late Fees & Other Charges					$66,055.18
Total due to Servicer					$498,486.32

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$132,906.87		$132,906.87
Class A-4 Notes		$132,192.50		$132,192.50

Total Class A interest:		$265,099.37		$265,099.37	$265,099.37

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$31,772.92		$31,772.92	$31,772.92

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$68,057.50		$68,057.50	$68,057.50

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$63,814.50		$63,814.50	$63,814.50

Available Funds Remaining:					$29,826,367.64

Reserve Account Release					$-
Reserve Account Draw					$-

9. Regular Principal Distribution Amount:					$28,313,686.06

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$28,313,686.06
Class A-4 Notes				$-
Class A Notes Total:		$28,313,686.06		$28,313,686.06
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$28,313,686.06		$28,313,686.06

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					1,512,681.58

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$9,322,958.20
Beginning Period Amount	$9,322,958.20
Current Period Amortization	$642,581.28
Ending Period Required Amount	$8,680,376.92
Ending Period Amount	$8,680,376.92
Next Distribution Date Amount	$8,071,508.03

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Hyundai Auto Receivables Trust 2012-A
Monthly Servicing Report

Collection Period	January 2014
Distribution Date	02/18/14
Transaction Month	23
30/360 Days	30
Actual/360 Days	34

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$6,823,490.67
Beginning Period Amount	$6,823,490.67
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$6,823,490.67
Ending Period Amount	$6,823,490.67

VII.  OVERCOLLATERALIZATION

Overcollateralization Target	2.00%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$27,293,962.68	$27,293,962.68	$27,293,962.68
Overcollateralization as a % of Original Adjusted Pool		2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool		5.36%	5.67%	5.67%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.35%	48,397	97.63%	$478,018,442.95
30 - 60 Days	1.31%	643	1.90%	$9,309,535.79
61 - 90 Days	0.28%	137	0.38%	$1,878,664.81
91 + Days	0.07%	32	0.09%	$425,458.50
		49,209		$489,632,102.05
Total
Delinquent Receivables 61 + days past due	0.34%	169	0.47%	$2,304,123.31
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.41%	207	0.57%	$2,979,651.72
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.37%	191	0.51%	$2,774,061.85
Three-Month Average Delinquency Ratio	0.37%		0.52%

Repossession in Current Period		49		$762,360.67
Repossession Inventory		67		$377,789.42

Charge-Offs
Gross Principal of Charge-Off for Current Period				$957,430.08
Recoveries				$(585,243.13)
Net Charge-offs for Current Period				$372,186.95

Beginning Pool Balance for Current Period				$518,588,369.39

Net Loss Ratio				0.86%
Net Loss Ratio for 1st Preceding Collection Period				1.02%
Net Loss Ratio for 2nd Preceding Collection Period				0.75%
Three-Month Average Net Loss Ratio for Current Period				0.88%

Cumulative Net Losses for All Periods				$8,540,191.77
Cumulative Net Losses as a % of Initial Pool Balance				0.61%

Principal Balance of Extensions				$2,383,157.44
Number of Extensions				153

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